Income Taxes (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Unused operating loss carryforwards	$ 44,113,040	$ 23,922,378